Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 29, 2024	Jul. 01, 2023	Jul. 02, 2022	Jul. 03, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
Compensation Actually Paid (“CAP”) and certain Company financial performance measures for the past four fiscal years are set forth below.
CAP is calculated as required under applicable SEC rules and presented on an individual basis for each principal executive officer of the Company (“PEO”) and as an average for other NEOs serving during the presented years. CAP does not reflect the actual amount of compensation earned or realized by NEOs during a covered year. Please see the footnotes to the Pay Versus Performance Table below for more detailed information on the calculation of CAP.
Neither the Compensation and Leadership Development Committee nor the Board used CAP or net income as the basis for making compensation decisions. For more information concerning the Company’s pay-for-performance philosophy and how it aligns executive compensation with the Company’s performance, please see “Compensation Discussion and Analysis.”
The calculation of the prior years’ CAP for both the PEO and the non-PEO NEOs did not take into consideration the accelerated vesting attributable to retirement eligibility. This has been corrected for the calculation of CAP for fiscal 2024. Prior years’ CAP has not been restated.
PAY VERSUS PERFORMANCE TABLE
Fiscal Year	Summary Comp. Table Total For PEO	CAP to PEO	Summary Comp. Table Total For Former PEO	CAP to Former PEO	Avg. Summary Comp. Table Total For non-PEO NEOs	Avg. CAP to non-PEO NEOs	Value of Initial Fixed $100 Investment Based on:		Net Income (Millions)(3)	Adjusted OI$ (Millions)(4)
							Company TSR(1)	Peer Group TSR(1)(2)
2024	$8,775,978	$5,540,132	—	—	$2,041,858	$1,354,722	$218.81	$253.53	$498.7	$900.0
2023	$9,716,827	$13,428,971	—	—	$1,928,181	$1,950,485	$208.95	$218.46	$770.8	$1,220.9
2022	$8,129,900	$9,883,510	—	—	$2,031,221	$1,912,506	$170.48	$177.30	$692.4	$985.6
2021	$6,151,987	$8,577,743	$2,910,076	$377,147	$1,862,076	$1,527,825	$157.58	$199.58	$193.1	$407.0

(1)
Reflects the cumulative value of a $100 investment made at the beginning of fiscal year 2021 through the end of fiscal year 2024, including the reinvestment of dividends.

(2)
The Peer Group is the one used in the Annual Reports on Form 10-K pursuant to Item 201(e)(ii) of Regulations S-K for each of the fiscal years noted, which is comprised of the following five companies: Agilysys, Inc.; Arrow Electronics Inc.; Insight Enterprises Inc.; Scansource Inc.; and TD Synnex Corporation.

(3)
As presented in the Company’s Consolidated Statements of Operations for each of the fiscal years ended, calculated in accordance with GAAP.

(4)
The Company’s selected measure, Adjusted Operating Income Dollars (OI$), is a non-GAAP measure and was one of the financial performance metrics used in the fiscal 2024 annual cash incentive plan design for executive officers. Please see Appendix A for information on how this measure was calculated as well as a reconciliation to its most directly comparable GAAP measures.

Phil Gallagher was the PEO for all the presented years. To calculate CAP for Mr. Gallagher, the following amounts were deducted from and added to the Total Compensation reported in the Summary Compensation Table (“SCT”):
Year	2021	2022	2023	2024
SCT Total Compensation	$6,151,987	$8,129,900	$9,716,827	$8,775,978
Minus: Grant-date fair value of awards reported in the SCT	$2,858,059	$4,216,444	$6,078,268	$6,572,830
Plus: Vesting-date fair value of awards granted and vested in the covered year	$508,172	$624,058	$736,281	$857,801
Plus: Year-end fair value of awards granted but remain unvested in the covered year	$4,344,273	$4,349,379	$6,808,722	$4,405,536
Plus/(Minus): Change in fair value of awards granted in prior year(s) that vested in the covered year	$70,402	$457,714	$164,293	$(1,912,696)
Plus: Change in fair value of awards granted in prior year(s) that remain unvested in covered year	$363,638	$535,110	$2,089,549	$—
Minus: Fair value of awards forfeited during the covered year	—	—	—	—
Minus: Aggregate change in actuarial present value of accumulated benefit under pension plans	$23,145	$17,711	$27,780	$34,126
Plus: Aggregate service costs and prior service costs for pension plans	$20,475	$21,504	$19,347	$20,469
Compensation Actually Paid (CAP)	$8,577,743	$9,883,510	$13,428,971	$5,540,132
William J. Amelio, who ceased to be the Chief Executive Officer on July 31, 2020, is the Former PEO for Fiscal 2021.
To calculate CAP for Mr. Amelio for Fiscal 2021, the following amounts were deducted from and added to the Total Compensation reported in the SCT:
Year	2021
SCT Total Compensation	$2,910,076
Minus: Fair value of awards forfeited during the covered year	$2,641,141
Minus: Aggregate change in actuarial present value of accumulated benefit under pension plans	$88,339
Plus: Aggregate service costs and prior service costs for pension plans	$196,551
Compensation Actually Paid (CAP)	$377,147
The following are the non-PEO NEOs included for each year shown in the table:
Fiscal 2024: Messrs. Jacobson, Arnold, Chan, and McCoy
Fiscal 2023: Messrs. Liguori (former CFO), Jacobson, Arnold, and McCoy, and Ms. Obregon-Jimenez.
Fiscal 2022: Messrs. Liguori, Arnold, Chan, and McCoy.
Fiscal 2021: Messrs. Liguori, Arnold, Chan, and McCoy, as well as Peter G. Bartolotta (who ceased serving as President, Business Transformation on October 1, 2020) and MaryAnn G. Miller (who ceased serving as SVP, Chief Administrative Officer on October 16, 2020).
To calculate the Average CAP for the non-PEO NEOs, the following amounts were deducted from and added to the average Total Compensation reported in the SCT:
Year	2021	2022	2023	2024
Average SCT Total Compensation	$1,862,076	$2,031,221	$1,928,181	$2,041,858
Minus: Average grant-date fair value of awards reported in the SCT	$739,776	$780,055	$890,867	$1,114,994
Plus: Average vesting-date fair value of awards granted and vested in the covered year	$136,771	$115,456	$124,990	$141,777
Plus: Average year-end fair value of awards granted but remain unvested in the covered year	$591,136	$402,321	$555,985	$361,411
Plus/(Minus): Average change in fair value of awards granted in prior year(s) that vested in the covered year	$51,740	$78,917	$17,562	($53,139)
Plus/(Minus): Average change in fair value of awards granted in prior year(s) that remain unvested	$155,548	$69,871	$224,960	($2,111)
Minus: Average fair value of awards forfeited during the covered year	$433,248	—	—
Minus: Average aggregate change in actuarial present value of accumulated benefit under pension plans	$136,997	$43,134	$63,768	$58,509
Plus: Average aggregate service costs and prior service costs for pension plans	$40,575	$37,909	$53,442	$38,429
Average Compensation Actually Paid	$1,527,825	$1,912,506	$1,950,485	$1,354,722

Company Selected Measure Name	Adjusted OI
Named Executive Officers, Footnote
The following are the non-PEO NEOs included for each year shown in the table:
Fiscal 2024: Messrs. Jacobson, Arnold, Chan, and McCoy
Fiscal 2023: Messrs. Liguori (former CFO), Jacobson, Arnold, and McCoy, and Ms. Obregon-Jimenez.
Fiscal 2022: Messrs. Liguori, Arnold, Chan, and McCoy.
Fiscal 2021: Messrs. Liguori, Arnold, Chan, and McCoy, as well as Peter G. Bartolotta (who ceased serving as President, Business Transformation on October 1, 2020) and MaryAnn G. Miller (who ceased serving as SVP, Chief Administrative Officer on October 16, 2020).

Peer Group Issuers, Footnote
The Peer Group is the one used in the Annual Reports on Form 10-K pursuant to Item 201(e)(ii) of Regulations S-K for each of the fiscal years noted, which is comprised of the following five companies: Agilysys, Inc.; Arrow Electronics Inc.; Insight Enterprises Inc.; Scansource Inc.; and TD Synnex Corporation.

PEO Total Compensation Amount	$ 8,775,978
PEO Actually Paid Compensation Amount	$ 5,540,132
Adjustment To PEO Compensation, Footnote
Phil Gallagher was the PEO for all the presented years. To calculate CAP for Mr. Gallagher, the following amounts were deducted from and added to the Total Compensation reported in the Summary Compensation Table (“SCT”):
Year	2021	2022	2023	2024
SCT Total Compensation	$6,151,987	$8,129,900	$9,716,827	$8,775,978
Minus: Grant-date fair value of awards reported in the SCT	$2,858,059	$4,216,444	$6,078,268	$6,572,830
Plus: Vesting-date fair value of awards granted and vested in the covered year	$508,172	$624,058	$736,281	$857,801
Plus: Year-end fair value of awards granted but remain unvested in the covered year	$4,344,273	$4,349,379	$6,808,722	$4,405,536
Plus/(Minus): Change in fair value of awards granted in prior year(s) that vested in the covered year	$70,402	$457,714	$164,293	$(1,912,696)
Plus: Change in fair value of awards granted in prior year(s) that remain unvested in covered year	$363,638	$535,110	$2,089,549	$—
Minus: Fair value of awards forfeited during the covered year	—	—	—	—
Minus: Aggregate change in actuarial present value of accumulated benefit under pension plans	$23,145	$17,711	$27,780	$34,126
Plus: Aggregate service costs and prior service costs for pension plans	$20,475	$21,504	$19,347	$20,469
Compensation Actually Paid (CAP)	$8,577,743	$9,883,510	$13,428,971	$5,540,132
William J. Amelio, who ceased to be the Chief Executive Officer on July 31, 2020, is the Former PEO for Fiscal 2021.
To calculate CAP for Mr. Amelio for Fiscal 2021, the following amounts were deducted from and added to the Total Compensation reported in the SCT:
Year	2021
SCT Total Compensation	$2,910,076
Minus: Fair value of awards forfeited during the covered year	$2,641,141
Minus: Aggregate change in actuarial present value of accumulated benefit under pension plans	$88,339
Plus: Aggregate service costs and prior service costs for pension plans	$196,551
Compensation Actually Paid (CAP)	$377,147

Non-PEO NEO Average Total Compensation Amount	$ 2,041,858	$ 1,928,181	$ 2,031,221	$ 1,862,076
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,354,722	1,950,485	1,912,506	1,527,825
Adjustment to Non-PEO NEO Compensation Footnote
The following are the non-PEO NEOs included for each year shown in the table:
Fiscal 2024: Messrs. Jacobson, Arnold, Chan, and McCoy
Fiscal 2023: Messrs. Liguori (former CFO), Jacobson, Arnold, and McCoy, and Ms. Obregon-Jimenez.
Fiscal 2022: Messrs. Liguori, Arnold, Chan, and McCoy.
Fiscal 2021: Messrs. Liguori, Arnold, Chan, and McCoy, as well as Peter G. Bartolotta (who ceased serving as President, Business Transformation on October 1, 2020) and MaryAnn G. Miller (who ceased serving as SVP, Chief Administrative Officer on October 16, 2020).
To calculate the Average CAP for the non-PEO NEOs, the following amounts were deducted from and added to the average Total Compensation reported in the SCT:
Year	2021	2022	2023	2024
Average SCT Total Compensation	$1,862,076	$2,031,221	$1,928,181	$2,041,858
Minus: Average grant-date fair value of awards reported in the SCT	$739,776	$780,055	$890,867	$1,114,994
Plus: Average vesting-date fair value of awards granted and vested in the covered year	$136,771	$115,456	$124,990	$141,777
Plus: Average year-end fair value of awards granted but remain unvested in the covered year	$591,136	$402,321	$555,985	$361,411
Plus/(Minus): Average change in fair value of awards granted in prior year(s) that vested in the covered year	$51,740	$78,917	$17,562	($53,139)
Plus/(Minus): Average change in fair value of awards granted in prior year(s) that remain unvested	$155,548	$69,871	$224,960	($2,111)
Minus: Average fair value of awards forfeited during the covered year	$433,248	—	—
Minus: Average aggregate change in actuarial present value of accumulated benefit under pension plans	$136,997	$43,134	$63,768	$58,509
Plus: Average aggregate service costs and prior service costs for pension plans	$40,575	$37,909	$53,442	$38,429
Average Compensation Actually Paid	$1,527,825	$1,912,506	$1,950,485	$1,354,722

Compensation Actually Paid vs. Total Shareholder Return
CAP vs. Company TSR
Changes in CAP values for the PEO and non-PEO NEOs over fiscal years 2021 through 2024 generally align with changes in the Company’s TSR over this same period. CAP values declined in fiscal 2024 over the prior year due to the modest increase in the Company TSR in fiscal 2024 as compared to the significant increase in this metric in fiscal 2023. Equity awards in long-term incentive plans represent a significant portion of the NEOs’ total compensation and generally result in the alignment of the fair value of the NEOs’ equity awards with shareholders’ interest. Fluctuations in stock price over this four-year period similarly impacted the changes in fair value of the NEOs’ equity awards.

Compensation Actually Paid vs. Net Income
CAP vs. Net Income
The SEC requires net income to be included as a performance measure in the Pay Versus Performance Table. However, the Company does not use net income in its compensation incentive plan design or to determine compensation levels. Changes in CAP values over fiscal years 2021 through 2024 generally align with changes in the Company’s net income over this same period.

Compensation Actually Paid vs. Company Selected Measure
CAP vs. Adjusted Operating Income Dollars
Adjusted OI$ (the Company-Selected Measure) is a non-GAAP measure, and the achievement of certain Adjusted OI$ targets was one of the metrics used in calculating the NEOs’ annual cash incentive awards for each of the fiscal years 2021 through 2024. Changes in CAP values for the PEO and non-PEO NEOs over fiscal years 2021 through 2024 generally align with changes in the Company’s Adjusted OI$ over this same period.

Total Shareholder Return Vs Peer Group
Company TSR vs. Peer Group TSR
Both the Company TSR and Peer Group TSR generally increased over fiscal years 2021 through 2024. The design of PSU awards granted in fiscal years 2019, 2020, 2023 and 2024 included modifiers based on Company TSR against a peer group TSR to provide a level of alignment between executive compensation and TSR. However, the peer groups used under these modifiers varied between PSU awards and are different than the selected Peer Group reflected in the Pay Versus Performance Table, which consists of fewer companies. Please see the “Compensation Discussion and Analysis” section of this Proxy Statement for more information on the peer groups used under the modifiers.

Tabular List, Table
MOST IMPORTANT FINANCIAL PERFORMANCE MEASURES FOR FISCAL 2024
Listed below are the most important financial performance measures used by the Company during fiscal 2024 to link NEO compensation to Company performance. These measures are not ranked by relative importance. Please see “Compensation Discussion and Analysis — Elements of Executive Compensation” for additional information regarding these performance measures.
FY24 Most Important Financial Performance Measures (Unranked)
Adjusted Operating Income Dollars(1)
Return on Working Capital(1)
Market Share (Relative Organic Sales Growth of AVT vs Core Business Competitor)(1)
Relative Adjusted Earnings Per Share Growth(2)
Adjusted Return on Invested Capital exceeding Weighted Average Cost of Capital(2)
Relative Total Shareholder Return(2)

(1)
Measure used in the fiscal 2024 annual cash incentive awards for executive officers.

(2)
Measure used in the fiscal 2024 PSU awards for executive officers.

Total Shareholder Return Amount	$ 218.81	208.95	170.48	157.58
Peer Group Total Shareholder Return Amount	253.53	218.46	177.3	199.58
Net Income (Loss)	$ 498,700,000	$ 770,800,000	$ 692,400,000	$ 193,100,000
Company Selected Measure Amount	900,000,000	1,220,900,000	985,600,000	407,000,000
PEO Name	Phil Gallagher
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Operating Income Dollars
Non-GAAP Measure Description
(4)
The Company’s selected measure, Adjusted Operating Income Dollars (OI$), is a non-GAAP measure and was one of the financial performance metrics used in the fiscal 2024 annual cash incentive plan design for executive officers. Please see Appendix A for information on how this measure was calculated as well as a reconciliation to its most directly comparable GAAP measures.

Measure:: 2
Pay vs Performance Disclosure
Name	Return on Working Capital
Measure:: 3
Pay vs Performance Disclosure
Name	Market Share (Relative Organic Sales Growth of AVT vs Core Business Competitor)(1)
Measure:: 4
Pay vs Performance Disclosure
Name	Relative Adjusted Earnings Per Share Growth
Measure:: 5
Pay vs Performance Disclosure
Name	Adjusted Return on Invested Capital exceeding Weighted Average Cost of Capital
Measure:: 6
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Gallagher [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 8,775,978	$ 9,716,827	$ 8,129,900	$ 6,151,987
PEO Actually Paid Compensation Amount	5,540,132	13,428,971	9,883,510	8,577,743
Gallagher [Member] | Grant-Date Fair Value of Awards Reported in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,572,830)	(6,078,268)	(4,216,444)	(2,858,059)
Gallagher [Member] | Vesting-Date Fair Value of Awards Granted and Vested in The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	857,801	736,281	624,058	508,172
Gallagher [Member] | Year-End Fair Value of Awards Granted but Remain Unvested in The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,405,536	6,808,722	4,349,379	4,344,273
Gallagher [Member] | Change In Fair Value of Awards Granted in Prior Year(S) That Vested In the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,912,696)	164,293	457,714	70,402
Gallagher [Member] | Change In Fair Value of Awards Granted in Prior Year(S) That Remain Unvested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,089,549	535,110	363,638
Gallagher [Member] | Fair Value of Awards Forfeited During the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Gallagher [Member] | Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(34,126)	(27,780)	(17,711)	(23,145)
Gallagher [Member] | Aggregate Service Costs and Prior Service Costs for Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,469	19,347	21,504	20,475
William J. Amelio [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				2,910,076
PEO Actually Paid Compensation Amount				377,147
William J. Amelio [Member] | Fair Value of Awards Forfeited During the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(2,641,141)
William J. Amelio [Member] | Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(88,339)
William J. Amelio [Member] | Aggregate Service Costs and Prior Service Costs for Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				196,551
Non-PEO NEO | Grant-Date Fair Value of Awards Reported in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,114,994)	(890,867)	(780,055)	(739,776)
Non-PEO NEO | Vesting-Date Fair Value of Awards Granted and Vested in The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	141,777	124,990	115,456	136,771
Non-PEO NEO | Year-End Fair Value of Awards Granted but Remain Unvested in The Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	361,411	555,985	402,321	591,136
Non-PEO NEO | Change In Fair Value of Awards Granted in Prior Year(S) That Vested In the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(53,139)	17,562	78,917	51,740
Non-PEO NEO | Change In Fair Value of Awards Granted in Prior Year(S) That Remain Unvested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,111)	224,960	69,871	155,548
Non-PEO NEO | Fair Value of Awards Forfeited During the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(433,248)
Non-PEO NEO | Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(58,509)	(63,768)	(43,134)	(136,997)
Non-PEO NEO | Aggregate Service Costs and Prior Service Costs for Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 38,429	$ 53,442	$ 37,909	$ 40,575